Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt		$ 25,336	$ 21,935
Senior Notes, net of premium or discount [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[1]	18,610	14,263
Senior Notes, net of premium or discount [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[1]	20,075	15,210
2037 SPL Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[2]	800	0
2037 SPL Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]	871	0
Credit facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[3]	3,575	5,502
Credit facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facilities, Estimated Fair Value	[3]	3,575	5,502
2021 Cheniere Convertible Unsecured Notes, net of discount [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[2]	1,040	960
2021 Cheniere Convertible Unsecured Notes, net of discount [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Estimated Fair Value	[2]	1,136	983
2025 CCH Holdco II Convertible Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[2]	1,305	1,171
2025 CCH Holdco II Convertible Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Estimated Fair Value	[2]	1,535	1,328
2045 Cheniere Convertible Senior Notes, net of discount [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[4]	311	308
2045 Cheniere Convertible Senior Notes, net of discount [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Estimated Fair Value	[4]	$ 447	$ 375

[1]	Includes 2021 SPL Senior Notes, 2022 SPL Senior Notes, 2023 SPL Senior Notes, 2024 SPL Senior Notes, 2025 SPL Senior Notes, 2026 SPL Senior Notes, 2027 SPL Senior Notes, 2028 SPL Senior Notes, 2025 CQP Senior Notes, 2024 CCH Senior Notes, 2025 CCH Senior Notes and 2027 CCH Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
[2]	The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including our stock price and interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.
[3]	Includes 2015 SPL Credit Facilities, SPL Working Capital Facility, 2016 CQP Credit Facilities, 2015 CCH Credit Facility, CCH Working Capital Facility, Cheniere Revolving Credit Facility and Cheniere Marketing trade finance facilities. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.
[4]	The Level 1 estimated fair value was based on unadjusted quoted prices in active markets for identical liabilities that we had the ability to access at the measurement date.